Cash, Cash Equivalents and Restricted Cash - Schedule of Breakdown of Cash And Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	$ 299,792	$ 476,270	$ 203,882	$ 144,729
Restricted cash
Current	12,965	9,144
Non-current	6,144	8,212
Total restricted cash	19,109	17,356
US Dollar [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	278,872	462,316
Singapore Dollar [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	10,534	2,786
Norwegian Krone [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	7,897	7,943
Euro [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	1,313	2,611
Bhutan, Ngultrum [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	505	420
Chinese Renminbi [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	304	189
Malaysian Ringgit [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	209
Canadian dollar [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	138
Hongkong Dollar [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	$ 20	$ 5